Income Tax - Summary of applicable income tax rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Yunnan Hengshui Chenggong Experimental Secondary School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption	Income tax exemption	Income tax exemption
Qujing Hengshui Experimental Secondary School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption	Income tax exemption	Income tax exemption
Xinping Hengshui Experimental Middle School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption	Income tax exemption	Income tax exemption
Resorts District Hengshui Experimental Secondary School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption on certain income	Income tax exemption on certain income	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Income tax exemption on certain income	Income tax exemption on certain income	Income tax exemption on certain income
Ordos Hengshui Experimental High School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	25	25	25
Xinping Hengshui Experimental High School Co., Ltd.
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Datong Gaokao Tutorial School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School
Disclosure Of Applicable Income Tax Rate [Line Items]
Description of applicable income tax rate	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise